accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
accounts payable and accrued liabilities
Accrued liabilities	$ 1,012	$ 1,066
Payroll and other employee related liabilities	357	403
Restricted stock units liability	91	66
Total	1,460	1,535
Trade accounts payable	646	717
Interest payable	158	147
Other	67	61
Total	$ 2,331	$ 2,460	$ 2,330